Offsets - Offset: 1	9 Months Ended
Sep. 30, 2025 USD ($)
Offset Payment:
Rule 457(p) Offset	true
Fee Offset Claimed	$ 2,640.98
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 17,250,000
Fee Paid with Fee Offset Source	$ 2,786.23
Offset Note
(1)

The Company previously paid a registration fee of $2,786.23 in connection with the registration of shares of Common Stock, representative’s warrants, and Common Stock issuable upon the exercise of representative’s warrants, with a proposed maximum aggregate offering price of $18,198,750, all under that Registration Statement on Form S-1 (File No. 333-282611) initially filed by the Company with the Securities and Exchange Commission (the “SEC”) on October 11, 2024, as amended on December 31, 2024, February 14, 2025, May 27, 2025, June 12, 2025, July 3, 2025, August 4, 2025, August 8, 2025 and August 11, 2025 (as amended, the “Prior S-1”). The Prior S-1 was not declared effective, and no securities were sold thereunder. The Prior S-1 was withdrawn by filing a Form RW with the SEC on August 19, 2025. In accordance with Rule 457(p) under the Securities Act, the Company is using the $2,786.23 aforementioned unused filing fees previously paid by the Company in connection with its filing of the Prior S-1 to offset a portion of the filing fee payable in connection with this registration statement. As a result of such offset, the Company will owe $5,096.51 in connection with the filing of this registration statement.